Risk management - Disclosure of Detailed Information about Accounts Receivable (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounts receivables [line items]
Accounts receivables	$ 68.9	$ 40.8
Current [member]
Disclosure of accounts receivables [line items]
Accounts receivables	62.0	29.5
Later than one month and not later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	5.1	5.6
Later than three months [member]
Disclosure of accounts receivables [line items]
Accounts receivables	$ 1.8	$ 5.7